Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense Computed at Statutory Federal Income Tax Rate to Income Taxes
A reconciliation of income tax expense computed at the statutory federal income tax rate to income taxes as reflected in the consolidated financial statements is as follows:

	Year Ended December 31,
	2019	2018	2017
	(In thousands)
Income tax benefit at federal statutory rate	$(17,368)	$(7,899)	$(11,484)
State taxes	(5,314)	(2,340)	(1,011)
Tax credits	(2,910)	(817)	(222)
Stock-based compensation	753	764	140
Federal tax rate change	—	—	2,202
Change in fair value of tranche rights	—	3	5,065
Other	25	241	—
Change in valuation allowance	24,850	10,074	5,310

Income tax expense	$36	$26	$—

Effective tax rate	0.0%	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income taxes were as follows:

	As of December 31,
	2019	2018
	(In thousands)
Deferred tax assets:
Net operating losses	$34,938	$13,054
Capitalized license	771	835
Research credits	4,151	1,007
Accruals	401	514
Stock-based compensation	53	51
Net unrealized loss	—	11

Total gross deferred tax assets	40,314	15,472
Less valuation allowance	(40,221)	(15,395)

Total deferred tax assets	93	77

Deferred tax liabilities:
Net unrealized gain	13	—
Depreciation and amortization	80	77

Total gross deferred tax liability	93	77

Net deferred tax assets	$—	$—